Segment and Geographic Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Segment and Geographic Information [Abstract]
Schedule of Geographic information related to the Company’s Reportable Segments	The following tables present information related to the Company’s reportable segments.
	Three Months Ended September 30		Nine Months Ended September 30
Revenue by Segment	2024	2023	2024	2023
	(in thousands)		(in thousands)
Europe	$-	$1,228	$-	$2,924
Europe – Discontinued Operations	3,649	8,659	9,611	23,119
United States	93	33	280	83
Total for the period	$3,742	$9,920	$9,891	$26,126
	Three Months Ended September 30		Nine Months Ended September 30
Operating Loss by Segment	2024	2023	2024	2023
	(in thousands)		(in thousands)
Europe	$(3,870)	$(13,474)	$(9,795)	$(18,391)
United States	(1,200)	(1,119)	(8,691)	(3,109)
Total for the period	$(5,070)	$(14,593)	$(18,486)	$(21,500)
	As of September 30,	As of December 31
Assets by Segment	2024	2023
	(in thousands)
Europe – Continuing Operations
Fixed Assets	$30	$-
Other Assets	11,347	10,538
Total for Europe – Continuing Operations	$11,377	$10,538

Europe – Discontinued Operations
Fixed Assets	$42,574	$125,600
Other Assets	11,170	26,190
Total for Europe – Discontinued Operations	$53,744	$151,790

United States – Continuing Operations
Fixed Assets	$6,474	$5,119
Other Assets	20,681	17,839
Total for US – Continuing Operations	$27,155	$22,958

	As of September 30,	As of December 31,
Liabilities by Segment	2024	2023
	(in thousands)
Europe – Continuing Operations
Debt	$14,024	$14,340
Other Liabilities	10,821	9,244
Total for Europe – Continuing Operations	$24,845	$23,584

Europe – Discontinued Operations
Debt	$90,266	$165,955
Other Liabilities	25,145	30,133
Total for Europe – Discontinued Operations	$115,411	$196,088

United States – Continuing Operations
Debt	$19,239	$17,247
Other Liabilities	15,469	11,621
Total for US – Continuing Operations	$34,708	$28,868
	Three Months Ended September 30		Nine Months Ended September 30
Revenue by Product Type	2024	2023	2024	2023
	(in thousands)		(in thousands)
Country Renewable Programs (FIT)
Europe	$-	$1,788	$29	$4,312
US	93	33	280	83
Total for the period – continuing operations	$93	$1,821	$309	$4,395

Green Certificates (FIT) – discontinued operations
Europe	$2,157	$3,195	$5,752	$8,122
Total for the period	$2,157	$3,195	$5,752	$8,122

Energy Offtake Agreements (PPA) – discontinued operations
Europe	$1,492	$4,904	$3,830	$13,609
Total for the period	$1,492	$4,904	$3,830	$13,609

	Three Months Ended September 30,		Nine Months Ended September 30,
EBITDA by Segment	2024	2023	2024	2023
	(in thousands)		(in thousands)
Europe (including discontinued operations)	$1,186	$6,657	$4,442	$15,796
US	(1,780)	(831)	(6,658)	(2,634)
Total for the period	$(594)	$5,826	$(2,216)	$13,162
Below is a reconciliation of net income to EBITDA and adjusted EBITDA for the periods presented:
	Three Months Ended September 30,		Nine Months Ended September 30,
EBITDA Reconciliation to Net Loss	2024	2023	2024	2023
	(in thousands)		(in thousands)
Europe – (including discontinued operations)
EBITDA	$1,186	$6,657	$4,442	$15,796
Depreciation, amortization, and accretion	(506)	(1,734)	(1,701)	(4,942)
Interest expense	(4,550)	(7,015)	(12,536)	(17,863)
Solis bond waiver fee	-	(11,221)	-	(11,221)
Income taxes	-	(161)	-	(161)
Net Loss	$(3,870)	$(13,474)	$(9,795)	$(18,391)

US
EBITDA	$(1,780)	$(831)	$(6,658)	$(2,634)
Depreciation, amortization, and accretion	(49)	(29)	(148)	(84)
Interest expense	(450)	(259)	(1,531)	(391)
Income taxes	-	-	-	-
Fair value movement of FPA Asset		-	(483)	-
Fair value movement of convertible debt and warrant	1,079	-	898	-
Loss on issuance of debt	-	-	(948)	-
Gain on extinguishment of debt	-	-	179	-
Net Loss	$(1,200)	$(1,119)	$(8,691)	$(3,109)
Consolidated Net Loss	$(5,072)	$(14,593)	$(18,486)	$(21,500)
The following tables present information related to the Company’s reportable segments.
	Year Ended December 31,
Revenue by Segment	2023	2022
	(in thousands)
Europe	$30,401	$29,368
Europe – Discontinued Operations	(10,433)	(12,305)
United States	116	26
Total for the period	$20,084	$17,089
	Year Ended December 31,
Operating Loss by Segment	2023	2022
	(in thousands)
Europe	$(46,301)	$(14,978)
United States	(23,163)	(3,470)
Total for the period	$(69,464)	$(18,448)
	Year Ended December 31,
Assets by Segment	2023	2022
	(in thousands)
Europe
Fixed Assets	$125,600	$141,862
Other Assets	36,728	31,218
Total for Europe	$162,328	$173,080

United States
Fixed Assets	$5,119	$599
Other Assets	17,839	4,636
Total for US	$22,958	$5,235
	Year Ended December 31,
Liabilities by Segment	2023	2022
	(in thousands)
Europe
Debt	$180,294	$155,896
Other Liabilities	39,378	19,221
Total for Europe	$219,672	$175,117

United States
Debt	$17,247	$2,793
Other Liabilities	11,621	2,987
Total for US	$28,868	$5,780
	Year Ended December 31,
Revenue by Product Type	2023	2022
	(in thousands)
Country Renewable Programs (FIT)
Europe	$8,356	$9,854
US	-	-
Total for the period	$8,356	$9,854

Green Certificates (FIT)
Europe	$10,677	$9,452
US	-	-
Total for the period	$10,677	$9,452

Energy Offtake Agreements (PPA)
Europe	$11,368	$10,062
United States	116	26
Total for the period	$11,484	$10,088

	Year Ended December 31,
Geographic Information by Segment	2023	2022
	(in thousands)
Europe
Revenue	$30,401	$29,368
Revenue – Discontinued Operations	$(10,433)	$(12,305)
Long-lived assets	$162,328	$173,080

United States
Revenue	$116	$26
Long-lived assets	$22,958	$5,235

Consolidated
Revenue	$30,517	$29,394
Revenue – Discontinued Operations	$(10,433)	$(12,305)
Long-lived assets	$185,286	$178,315
	Year Ended December 31,
EBITDA by Segment	2023	2022
	(in thousands)
Europe	$6,874	$6,537
US	(4,560)	(3,370)
Total for the period	$2,314	$3,167
	Year Ended December 31,
EBITDA Reconciliation to Net Loss	2023	2022
	(in thousands)
Europe
EBITDA	$6,874	$6,537
Depreciation, amortization, and accretion	(6,563)	(6,617)
Interest expense	(23,453)	(14,876)
Income taxes	(161)	(21)
Solis Bond Waiver	(11,766)	-
Impairment loss recognized on the remeasurement to fair value less costs to sell	(11,232)	-
Net Loss	$(46,301)	$(14,977)

US
EBITDA	$(4,560)	$(3,370)
Depreciation, amortization, and accretion	(57)	(42)
Interest expense	(1,889)	(59)
Income taxes	(15)	-
Valuation on FPA Asset	(16,642)	-
Net Loss	$(23,163)	$(3,471)
Consolidated Net Loss	$(69,464)	$(18,448)